Supplemental Disclosure of Cash Flow Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash interest on acquisition consideration payable	[1]			$ 240
Cash paid for interest		$ 2,175	$ 533	548
Cash paid for income taxes		$ 14,829	$ 17,829	$ 14,103

[1]	recorded within interest expense